Net Interest Income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net Interest Income

3. NET INTEREST INCOME

	Group
	2017 £m	2016 £m	2015 £m
Interest and similar income:
Loans and advances to banks	184	127	115
Loans and advances to customers	5,494	6,198	6,491
Other	227	142	89
Total interest and similar income	5,905	6,467	6,695
Interest expense and similar charges:
Deposits by banks	(46)	(56)	(63)
Deposits by customers	(1,330)	(1,891)	(1,979)
Debt securities in issue	(590)	(771)	(926)
Subordinated liabilities	(134)	(143)	(138)
Other	(2)	(24)	(14)
Total interest expense and similar charges	(2,102)	(2,885)	(3,120)
Net interest income	3,803	3,582	3,575

Interest and similar income includes £66m (2016: £79m, 2015: £81m) on impaired loans.